FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Maximum exposure to credit risk	$ 11,386	$ 9,426
Cash
Credit risk
Maximum exposure to credit risk	3,854	6,983
Customers
Credit risk
Maximum exposure to credit risk	806	489
Other accounts receivable
Credit risk
Maximum exposure to credit risk	711
Contract assets
Credit risk
Maximum exposure to credit risk	$ 6,015	$ 1,954